Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information [Abstract]
Document Type	20-F/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Gravity Co., Ltd.’s Annual Report on Form 20-F for the fiscal year ended December 31, 2017, originally filed with the Securities and Exchange Commission on April 27, 2018 (the “2017 Form 20-F”), is being filed solely for the purposes of adding Exhibit 101 to Item 19 “Exhibits” and furnishing the Interactive Data File disclosure as Exhibit 101 in accordance with Rule 405 of Regulation S-T. This Exhibit was not previously filed. Other than as expressly set forth above, this Amendment No. 1 to the 2017 Form 20-F does not, and does not purport to, amend, update or restate the information in any other item of the 2017 Form 20-F, or reflect any events that have occurred after the 2017 Form 20-F was originally filed.
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	GRVY
Entity Registrant Name	GRAVITY CO., LTD.
Entity Central Index Key	0001313310
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	6,948,900